Financial Liabilities - Schedule Representing Due Dates of the Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of offsetting of financial liabilities [line items]
Lease debts	$ 47,600
Financial liabilities	47,607
Trade payables	29,264	$ 15,883
Other current liabilities	8,497	8,369
Total Financial liabilities	85,368	$ 25,603
Less than One Year [member]
Disclosure of offsetting of financial liabilities [line items]
Lease debts	1,067
Financial liabilities	1,067
Trade payables	29,264
Other current liabilities	8,497
Total Financial liabilities	38,828
One to Five Years [member]
Disclosure of offsetting of financial liabilities [line items]
Lease debts	46,540
Financial liabilities	46,540
Total Financial liabilities	$ 46,540